Feb-11-05 03:47pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-113 P.002/002 F-911

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

05001249

1-32409

NYSE

RECD S.E.C.
FEB 11 2005

February 11, 2005

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

PROCESSED
FEB 15 2005
THOMSON FINANCIAL

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Lehman Brothers Holdings Capital Trust VI; 6.24% Preferred Securities, Series N (and the related guarantee and back-up obligations and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 11, 2005. Tentative listing date – February 15, 2005

Sincerely,